COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended		12 Months Ended								24 Months Ended
	Apr. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2016 PEN (S/) Subsidary	Dec. 31, 2016 USD ($) Subsidary	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Nov. 11, 2021 Individual
Legal claim contingencies [Abstract]
Donations | S/			S/ 16,362,000		S/ 9,949,000	S/ 128,884,000
Number of individuals | Individual												65
Madoff Trustee Litigation [Member]
Legal claim contingencies [Abstract]
Principal amount on redemptions		$ 120,000,000
Fairfield Litigation [Member]
Legal claim contingencies [Abstract]
Principal amount on redemptions	$ 115,200,000
Fuerza Popular 2011 Campaign [Member]
Legal claim contingencies [Abstract]
Donations									$ 1,950,000	$ 1,700,000	$ 3,650,000
Peruanos Por el Kambio Campaign [Member]
Legal claim contingencies [Abstract]
Number of subsidiaries made donations | Subsidary							3	3
Peruanos Por el Kambio Campaign [Member] | BCP Stand-alone, Mibanco and Grupo Pacifico [Member]
Legal claim contingencies [Abstract]
Donations							S/ 711,000	$ 200,000
SMV [Member] | Subsection 1.5 [Member] | UITs [Member]
Legal claim contingencies [Abstract]
Amount of fine				$ 210
SMV [Member] | Subsection 1.5 [Member] | U.S. Dollars [Member]
Legal claim contingencies [Abstract]
Amount of fine				207,375
SMV [Member] | Subsection 1.6 [Member] | UITs [Member]
Legal claim contingencies [Abstract]
Amount of fine				300
SMV [Member] | Subsection 1.6 [Member] | U.S. Dollars [Member]
Legal claim contingencies [Abstract]
Amount of fine				$ 270,000